Income Tax (Details) - Schedule of income tax expense (Parentheticals)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income Tax Expense Abstract
Tax at the Australian rate	25.00%	26.00%